Summary of Significant Accounting Policies - Schedule of Roll Forward of the Receivables (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Roll Forward of The Receivables [Abstract]
Initial fair value of receivable	$ 8,489
Change in fair value during the period	(882)
Foreign currency translation adjustment	34
Fair Value as of December 31, 2025	$ 7,641